OTHER CURRENT ASSETS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Current Assets 1	$ 4,427,544
Other Current Assets 2	2,376,867
Other Current Assets 1		2,376,867
Other Current Assets 2		$ 6,350,750